Summary of Sets of Amounts Recognized in Company's Consolidated Financial Statements (Detail) (Medical Benefits) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of the year	$ 10	520	454
Service cost		6	5	40
Interest cost	1	43	35	35
Actuarial loss	2	92	94
Benefits paid	(2)	(93)	(68)
Benefit obligation, end of the year	11	568	520	454
Actuarial loss recognized as a component of accumulated other comprehensive loss	$ 2	92	94